Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Mr. Schreiber ($) (1)	Summary Compensation Table Total for Mr. Wininger ($) (1)	Compensation Actually Paid to Mr. Schreiber ($) (1) (2)	Compensation Actually Paid to Mr. Wininger ($) (1) (3)	Average Summary Compensation Table Total for Non-PEO NEO's ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4) (5)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in millions) (7)	In Force Premium (IFP) ($ in millions) (8)	Adjusted EBITDA ($ in millions) (9)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (6)
(a)	(b)	(b)	(c)	(c)	(d)	(d)	(f)	(g)	(h)	(i)	(l)
2023	$1,721,853	$1,751,549	$2,061,930	$2,091,626	$2,445,351	$2,218,409	$20	$153	$(236.9)	$747	$(173)
2022	$8,035,801	$8,075,513	$795,789	$835,501	$1,589,734	$(1,160,121)	$17	$141	$(297.8)	$625	$(225)
2021	$21,511,997	$21,511,997	$2,941,997	$2,941,997	$2,019,580	$(8,638,137)	$52	$139	$(241.3)	$380	$(184)
2020	$373,744	$—	$373,744	$—	$763,716	$15,919,657	$151	$123	$(122.3)	$213	$(98)

Company Selected Measure Name	In Force Premium
Named Executive Officers, Footnote
(1)    Daniel Schreiber and Shai Wininger served as Co-CEOs in 2021, 2022 and 2023. Daniel Schreiber served as the sole CEO in 2020.
2023: Tim Bixby, Adina Eckstein, John Peters and Maya Prosor
•2022 and 2021: Tim Bixby, Adina Eckstein, John Peters and Jorge Espinel
•2020: Shai Wininger, Tim Bixby, John Peters and Jorge Espinel

Peer Group Issuers, Footnote	Total Shareholder Return ("TSR") assumes $100 is invested in the Company's stock as of July 2, 2020 (first day of trading). TSR represents cumulative return over the applicable period. The Peer Group used for this calculation was NASDAQ Insurance Index which is also reported in the Form 10-K in the Market Performance Graph.
Adjustment To PEO Compensation, Footnote
To determine the amounts in column (c) in the PvP table, the following amounts were deducted from and added (as applicable) to Mr. Schreiber’s total compensation as reported in the Summary Compensation Table, in accordance with Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for Mr. Schreiber ($)	Summary Compensation Table Reported Equity Award Value for Mr. Schreiber ($)	Equity Award Adjustments for Mr. Schreiber ($) (1)	Compensation Actually Paid to Mr. Schreiber ($)
2023	$1,721,853	$(1,209,932)	$1,550,009	$2,061,930
2022	$8,035,801	$(7,541,200)	$301,188	$795,789
2021	$21,511,997	$(21,031,500)	$2,461,500	$2,941,997
2020	$373,744	$—	$—	$373,744
(1) Represents the year-over-year change in the fair value of equity awards to Mr. Schreiber as summarized below.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	$954,081	$362,313	$64,240	$169,375	$—	$—	$1,550,009
2022	$2,453,438	$(2,428,500)	$276,250	$—	$—	$—	$301,188
2021	$2,461,500	$—	$—	$—	$—	$—	$2,461,500
2020	$—	$—	$—	$—	$—	$—	$—

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options. The expected-term for options out-of-the-money are assumed to be extended. The expected term for options in-the-money are assumed to be reduced.
To determine the amounts in column (c) in the PvP table, the following amounts were deducted from and added (as applicable) to Mr. Wininger’s total compensation as reported in the Summary Compensation Table, in accordance with Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for Mr. Wininger ($)	Summary Compensation Table Reported Equity Award Value for Mr. Wininger ($)	Equity Award Adjustments for Mr. Wininger ($) (1)	Compensation Actually Paid to Mr. Wininger ($)
2023	$1,751,549	$(1,209,932)	$1,550,009	$2,091,626
2022	$8,075,513	$(7,541,200)	$301,188	$835,501
2021	$21,511,997	$(21,031,500)	$2,461,500	$2,941,997
2020	$—	$—	$—	$—
(1) Represents the year-over-year change in the fair value of equity awards to Mr. Wininger as summarized below.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	$954,081	$362,313	$64,240	$169,375	$—	$—	$1,550,009
2022	$2,453,438	$(2,428,500)	$276,250	$—	$—	$—	$301,188
2021	$2,461,500	$—	$—	$—	$—	$—	$2,461,500
2020	$—	$—	$—	$—	$—	$—	$—

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options. The expected-term for options out-of-the-money are assumed to be extended. The expected term for options in-the-money are assumed to be reduced.

Non-PEO NEO Average Total Compensation Amount	$ 2,445,351	$ 1,589,734	$ 2,019,580	$ 763,716
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,218,409	(1,160,121)	(8,638,137)	15,919,657
Adjustment to Non-PEO NEO Compensation Footnote
To determine the amounts in column (g) in the PvP table, the following amounts were deducted from and added to (as applicable) our Non-PEO NEO’s average total compensation as reported in the Summary Compensation Table, in accordance with Item 402(v) of Regulation S-K.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Reported Equity Award Value for Non-PEO NEOs ($)	Average Equity Award Adjustments for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	$2,445,351	$(2,007,333)	$1,780,391	$2,218,409
2022	$1,589,734	$(977,596)	$(1,772,259)	$(1,160,121)
2021	$2,019,580	$(1,640,499)	$(9,017,218)	$(8,638,137)
2020	$763,716	$(410,202)	$15,566,143	$15,919,657
(1) Represents the average of the year-over-year change in the fair value of equity awards to our Non-PEO NEO’s as summarized below.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	$1,373,275	$88,201	$297,790	$21,125	$—	$—	$1,780,391
2022	$350,249	$(1,150,988)	$75,462	$(1,046,982)	$—	$—	$(1,772,259)
2021	$835,826	$(7,594,701)	$117,613	$(2,375,956)	$—	$—	$(9,017,218)
2020	$2,240,461	$11,798,253	$—	$1,527,429	$—	$—	$15,566,143

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options. The expected-term for options out-of-the-money are assumed to be extended. The expected term for options in-the-money are assumed to be reduced.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	•In Force Premium •Adjusted EBITDA
Total Shareholder Return Amount	$ 20	17	52	151
Peer Group Total Shareholder Return Amount	153	141	139	123
Net Income (Loss)	$ (236,900,000)	$ (297,800,000)	$ (241,300,000)	$ (122,300,000)
Company Selected Measure Amount	747,000,000	625,000,000	380,000,000	213,000,000
Additional 402(v) Disclosure	(7) Net Income (Loss) represents GAAP Net Income (Loss) In the audited consolidated financial statements as reported on the Company's Annual Report on Form 10-K.
Measure:: 1
Pay vs Performance Disclosure
Name	In Force Premium
Non-GAAP Measure Description	In Force Premium ("IFP") is a Company selected performance measure, per the requirements of item 402(v) of Regulation S-K.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	(173,000,000)	(225,000,000)	(184,000,000)	(98,000,000)
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a Company selected performance measure, per the requirements of item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP measure. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Item 7 – Non-GAAP Financial Measures in the consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2023.
Mr. Daniel Schreiber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,721,853	$ 8,035,801	$ 21,511,997	$ 373,744
PEO Actually Paid Compensation Amount	$ 2,061,930	795,789	2,941,997	373,744
PEO Name	Daniel Schreiber
Mr. Shai Wininger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,751,549	8,075,513	21,511,997	0
PEO Actually Paid Compensation Amount	$ 2,091,626	835,501	2,941,997	0
PEO Name	Shai Wininger
PEO | Mr. Daniel Schreiber [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,209,932)	(7,541,200)	(21,031,500)	0
PEO | Mr. Daniel Schreiber [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,550,009	301,188	2,461,500	0
PEO | Mr. Daniel Schreiber [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	954,081	2,453,438	2,461,500	0
PEO | Mr. Daniel Schreiber [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,313	(2,428,500)	0	0
PEO | Mr. Daniel Schreiber [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,240	276,250	0	0
PEO | Mr. Daniel Schreiber [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,375	0	0	0
PEO | Mr. Daniel Schreiber [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. Daniel Schreiber [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. Shai Wininger [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,209,932)	(7,541,200)	(21,031,500)	0
PEO | Mr. Shai Wininger [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,550,009	301,188	2,461,500	0
PEO | Mr. Shai Wininger [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	954,081	2,453,438	2,461,500	0
PEO | Mr. Shai Wininger [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,313	(2,428,500)	0	0
PEO | Mr. Shai Wininger [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,240	276,250	0	0
PEO | Mr. Shai Wininger [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,375	0	0	0
PEO | Mr. Shai Wininger [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. Shai Wininger [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,007,333)	(977,596)	(1,640,499)	(410,202)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,780,391	(1,772,259)	(9,017,218)	15,566,143
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,373,275	350,249	835,826	2,240,461
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,201	(1,150,988)	(7,594,701)	11,798,253
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,790	75,462	117,613	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,125	(1,046,982)	(2,375,956)	1,527,429
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0